Expense Example	Jun. 30, 2026 USD ($)
Palmer Square Credit Opportunities ETF | Palmer Square Credit Opportunities ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 52
Expense Example, with Redemption, 3 Years	164
Expense Example, with Redemption, 5 Years	285
Expense Example, with Redemption, 10 Years	640
Palmer Square CLO Senior Debt ETF | Palmer Square CLO Senior Debt ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	22
Expense Example, with Redemption, 3 Years	68
Expense Example, with Redemption, 5 Years	118
Expense Example, with Redemption, 10 Years	268
Palmer Square CLO Debt ETF | Palmer Square CLO Debt ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Palmer Square Income Plus Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	822
Palmer Square Income Plus Fund | Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	186
Expense Example, with Redemption, 5 Years	324
Expense Example, with Redemption, 10 Years	726
Palmer Square Ultra-Short Duration Investment Grade Fund | Palmer Square Ultra-Short Duration Investment Grade Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	$ 952